CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	[1]	$ 104	$ 114
Accounts receivable (net of allowance for doubtful accounts of $3 , each)	[1]	286	234
Accounts receivable from affiliates		33	13
Inventories	[1]	473	499
Prepaid expenses		26	27
Other current assets		46	48
Assets held for sale		0	198
Total current assets		968	1,133
Property, plant and equipment, net	[1]	598	640
Operating lease right-of-use assets, net	[1]	18	17
Intangible assets, net	[1]	2	2
Investment in unconsolidated affiliates		115	114
Deferred income taxes		12	11
Other noncurrent assets		152	152
Total assets		1,865	2,069
Current liabilities:
Accounts payable	[1]	244	255
Accounts payable to affiliates		33	30
Accrued liabilities	[1]	142	106
Current operating lease liability		3	3
Current portion of debt		1,042	1,041
Liabilities held for sale		0	94
Total current liabilities		1,464	1,529
Long-term debt		6	6
Operating lease liability		16	15
Other noncurrent liabilities		208	202
Noncurrent payable to affiliates		7	7
Total liabilities		1,701	1,759
Commitments and contingencies (Notes 11 and 12)
Equity
Ordinary shares $0.001 par value, 200 shares authorized, each, 109 and 108 issued and outstanding, respectively		0	0
Additional paid-in capital		1,346	1,345
Accumulated deficit		(818)	(648)
Accumulated other comprehensive loss		(370)	(391)
Total Venator Materials PLC shareholders' equity		158	306
Noncontrolling interest in subsidiaries		6	4
Total equity		164	310
Total liabilities and equity		$ 1,865	$ 2,069

[1]	At March 31, 2023 and December 31, 2022, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $6 of cash and cash equivalents; $8 and $9 of accounts receivable, net; $9 and $6 of inventories; $3 each of property, plant and equipment, net; $2 each of operating lease right of use assets; $2 each of intangible assets, net; $7 and $3 of accounts payable; $1 and $4 of accrued liabilities. See "Note 5. Variable Interest Entities."